SCHEDULE OF TRADE PAYABLES AND ACCRUED LIABILITIES (Details) - CAD ($)	Mar. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Trade accounts payable	$ 439,814	$ 609,869
Accrued liabilities	2,044,535	1,789,318
Trade payables and accrued liabilities	$ 2,484,349	$ 2,399,187